CENTURION FUNDS, INC.
on behalf of the
Centurion U.S. Equity Fund
Centurion International Equity Fund
Centurion U.S. Contra Fund
Centurion International Contra Fund

Supplement to the
Prospectus and Statement of Additional Information, each dated January 29, 2001

The following supersedes certain information contained in the Prospectus and Statement of Additional Information of the Funds listed above:

The Board of Directors of SSB Citi Fund Management LLC ("SSB
Citi"), each Fund's administrator, has voted to change the name of SSB Citi to Smith Barney Fund Management LLC effective April
4, 2001.




Dated: April 5, 2001